Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP – American Century Diversified Bond - Class 1 | Uniform Mortgage-Backed Security TBA 07/14/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
CTIVP – American Century Diversified Bond - Class 1 | Uniform Mortgage-Backed Security TBA 07/14/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – American Century Diversified Bond - Class 1 | U.S. Treasury 05/31/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – American Century Diversified Bond - Class 1 | U.S. Treasury 03/31/2029 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – American Century Diversified Bond - Class 1 | Uniform Mortgage-Backed Security TBA 07/14/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CTIVP – American Century Diversified Bond - Class 1 | U.S. Treasury 11/30/2030 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP – American Century Diversified Bond - Class 1 | Government National Mortgage Association TBA 07/21/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP – American Century Diversified Bond - Class 1 | Federal National Mortgage Association 12/01/2052 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP – American Century Diversified Bond - Class 1 | Federal National Mortgage Association 09/01/2050 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP – American Century Diversified Bond - Class 1 | Federal National Mortgage Association 01/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP – American Century Diversified Bond - Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
CTIVP – American Century Diversified Bond - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
CTIVP – American Century Diversified Bond - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP – American Century Diversified Bond - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
CTIVP – American Century Diversified Bond - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
CTIVP – American Century Diversified Bond - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – American Century Diversified Bond - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP – American Century Diversified Bond - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP – American Century Diversified Bond - Class 1 | Residential Mortgage-Backed Securities -Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
CTIVP – American Century Diversified Bond - Class 1 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
CTIVP – American Century Diversified Bond - Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
CTIVP – American Century Diversified Bond - Class 1 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
CTIVP – American Century Diversified Bond - Class 1 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
CTIVP – American Century Diversified Bond - Class 1 | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP – American Century Diversified Bond - Class 1 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – American Century Diversified Bond - Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – American Century Diversified Bond - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP – American Century Diversified Bond - Class 1 | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
CTIVP – American Century Diversified Bond Fund - Class 2 | Uniform Mortgage-Backed Security TBA 07/14/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
CTIVP – American Century Diversified Bond Fund - Class 2 | Uniform Mortgage-Backed Security TBA 07/14/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – American Century Diversified Bond Fund - Class 2 | U.S. Treasury 05/31/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – American Century Diversified Bond Fund - Class 2 | U.S. Treasury 03/31/2029 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – American Century Diversified Bond Fund - Class 2 | Uniform Mortgage-Backed Security TBA 07/14/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CTIVP – American Century Diversified Bond Fund - Class 2 | U.S. Treasury 11/30/2030 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP – American Century Diversified Bond Fund - Class 2 | Government National Mortgage Association TBA 07/21/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP – American Century Diversified Bond Fund - Class 2 | Federal National Mortgage Association 12/01/2052 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP – American Century Diversified Bond Fund - Class 2 | Federal National Mortgage Association 09/01/2050 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP – American Century Diversified Bond Fund - Class 2 | Federal National Mortgage Association 01/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP – American Century Diversified Bond Fund - Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
CTIVP – American Century Diversified Bond Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
CTIVP – American Century Diversified Bond Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP – American Century Diversified Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
CTIVP – American Century Diversified Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
CTIVP – American Century Diversified Bond Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – American Century Diversified Bond Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP – American Century Diversified Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP – American Century Diversified Bond Fund - Class 2 | Residential Mortgage-Backed Securities -Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
CTIVP – American Century Diversified Bond Fund - Class 2 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
CTIVP – American Century Diversified Bond Fund - Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
CTIVP – American Century Diversified Bond Fund - Class 2 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
CTIVP – American Century Diversified Bond Fund - Class 2 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
CTIVP – American Century Diversified Bond Fund - Class 2 | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP – American Century Diversified Bond Fund - Class 2 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – American Century Diversified Bond Fund - Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – American Century Diversified Bond Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP – American Century Diversified Bond Fund - Class 2 | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%